Revenues	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Revenues
24. REVENUES

	2023	2022	2021
Revenue from contracts with customers	16,995	18,437	13,384
National Government incentives (1)	316	320	298

	17,311	18,757	13,682

(1)	See Note 36.
The Group’s transactions and the main revenues by business segments are described in Note 5.
The Group classifies revenues from contracts with customers according to the following detail:

-	Contracts for the sale of fuel (under the consignment and direct sale modalities)
-	Contracts for the sale of natural gas
-	Contracts for the sale of crude oil
-	Contracts for the sale of petrochemicals products
-	Contracts for the sale of specialties for the agribusiness industry and of grains and their by-products
-	Contracts for the sale of other refined products
-	Service contracts
-	Construction contracts
In addition, the Group’s revenues from contracts with customers are broken down into the following categories, as described in Note 2.b.12):

•	Breakdown of revenues
Type of good or service

	2023
	Upstream	Downstream	Gas and Power	Central Administration and Others	Total
Diesel	-	6,620	-	-	6,620
Gasolines	-	3,493	-	-	3,493
Natural gas (1)	-	7	1,666	-	1,673
Crude oil	-	427	-	-	427
Jet fuel	-	1,047	-	-	1,047
Lubricants and by-products	-	614	-	-	614
LPG	-	379	-	-	379
Fuel oil	-	95	-	-	95
Petrochemicals	-	438	-	-	438
Fertilizers and crop protection products	-	594	-	-	594
Flours, oils and grains	-	224	-	-	224
Asphalts	-	172	-	-	172
Goods for resale at gas stations	-	76	-	-	76
Income from services	-	-	-	102	102
Income from construction contracts	-	-	-	99	99
Virgin naphtha	-	181	-	-	181
Petroleum coke	-	249	-	-	249
LNG regasification	-	-	50	-	50
Other goods and services	171	158	99	34	462

	171	14,774	1,815	235	16,995

	2022
	Upstream	Downstream	Gas and Power	Central Administration and Others	Total
Diesel	-	6,837	-	-	6,837
Gasolines	-	3,460	-	-	3,460
Natural gas (1)	-	16	1,881	-	1,897
Crude oil	-	76	-	-	76
Jet fuel	-	1,031	-	-	1,031
Lubricants and by-products	-	608	-	-	608
LPG	-	472	-	-	472
Fuel oil	-	198	-	-	198
Petrochemicals	-	495	-	-	495
Fertilizers and crop protection products	-	835	-	-	835
Flours, oils and grains	-	773	-	-	773
Asphalts	-	172	-	-	172
Goods for resale at gas stations	-	102	-	-	102
Income from services	-	-	-	120	120
Income from construction contracts	-	-	-	135	135
Virgin naphtha	-	203	-	-	203
Petroleum coke	-	405	-	-	405
LNG regasification	-	-	43	-	43
Other goods and services	174	215	180	6	575

	174	15,898	2,104	261	18,437

	2021
	Upstream	Downstream	Gas and Power	Central Administration and Others	Total
Diesel	-	4,498	-	-	4,498
Gasolines	-	2,742	-	-	2,742
Natural gas (1)	-	15	1,711	-	1,726
Crude oil	-	63	-	-	63
Jet fuel	-	337	-	-	337
Lubricants and by-products	-	531	-	-	531
LPG	-	458	-	-	458
Fuel oil	-	209	-	-	209
Petrochemicals	-	476	-	-	476
Fertilizers and crop protection products	-	520	-	-	520
Flours, oils and grains	-	629	-	-	629
Asphalts	-	116	-	-	116
Goods for resale at gas stations	-	70	-	-	70
Income from services	-	-	-	79	79
Income from construction contracts	-	-	-	123	123
Virgin naphtha	-	172	-	-	172
Petroleum coke	-	191	-	-	191
LNG regasification	-	-	43	-	43
Other goods and services	147	118	98	38	401

	147	11,145	1,852	240	13,384

(1)	Includes 1,398, 1,473 and 1,313 corresponding to sales of natural gas produced by the Company for the years ended December 31, 2023, 2022 and 2021, respectively.
Sales channels

	2023
	Upstream	Downstream	Gas and Power	Central Administration and Others	Total
Gas stations	-	6,541	-	-	6,541
Power plants	-	46	412	-	458
Distribution companies	-	-	171	-	171
Retail distribution of natural gas	-	-	170	-	170
Industries, transport and aviation	-	4,202	961	-	5,163
Agriculture	-	1,804	-	-	1,804
Petrochemical industry	-	614	-	-	614
Trading	-	1,043	-	-	1,043
Oil companies	-	141	-	-	141
Commercialization of LPG	-	143	-	-	143
Other sales channels	171	240	101	235	747

	171	14,774	1,815	235	16,995

	2022
	Upstream	Downstream	Gas and Power	Central Administration and Others	Total
Gas stations	-	6,673	-	-	6,673
Power plants	-	13	461	-	474
Distribution companies	-	-	179	-	179
Retail distribution of natural gas	-	-	308	-	308
Industries, transport and aviation	-	3,890	1,043	-	4,933
Agriculture	-	2,697	-	-	2,697
Petrochemical industry	-	722	-	-	722
Trading	-	901	-	-	901
Oil companies	-	688	-	-	688
Commercialization of LPG	-	177	-	-	177
Other sales channels	174	137	113	261	685

	174	15,898	2,104	261	18,437

	2021
	Upstream	Downstream	Gas and Power	Central Administration and Others	Total
Gas stations	-	4,898	-	-	4,898
Power plants	-	131	508	-	639
Distribution companies	-	-	187	-	187
Retail distribution of natural gas	-	-	329	-	329
Industries, transport and aviation	-	2,104	751	-	2,855
Agriculture	-	1,917	-	-	1,917
Petrochemical industry	-	671	-	-	671
Trading	-	576	-	-	576
Oil companies	-	570	-	-	570
Commercialization of LPG	-	149	-	-	149
Other sales channels	147	129	77	240	593

	147	11,145	1,852	240	13,384

Target market
Sales in the domestic market resulted in 15,083, 16,100 and 11,776 for the years ended December 31, 2023, 2022 and 2021, respectively.
Sales in the international market resulted in 1,912, 2,337 and 1,608 for the years ended December 31, 2023, 2022 and 2021, respectively.
Likewise, in accordance with IFRS 8, the distribution of revenues by geographic area, according to the markets for which they are intended, are as follows:

	2023	2022	2021
Argentina	15,399	16,420	12,074
Mercosur and associated countries	1,309	1,107	668
Europe	171	414	253
Rest of the world	432	816	687

	17,311	18,757	13,682

As of December 31, 2023, 2022 and 2021 no external client represents
10
% or more of the Group’s revenues.

•	Contract balances
The following table reflects information regarding credits, contract assets and contract liabilities:

	2023		2022		2021
	Non- current	Current	Non- current	Current	Non- current	Current
Credits for contracts included in the item “Trade receivables”	41	993	51	1,490	116	1,334
Contract assets	-	10	-	1	-	13
Contract liabilities	34	69	-	77	-	130
Contract assets are mainly related to the activities carried out by the Group under construction contracts.
Contract liabilities are mainly related to advances received from customers under the contracts for the sale of fuels and specialties for the agribusiness industry (fertilizers and crop protection products) and transport service contracts, among others.
During the years ended on December 31, 2023, 2022 and 2021, the Group has recognized 61, 117 and 64, respectively, in the “Revenues from contracts with customers” line under the “Revenues” line item in the statement of comprehensive income, which have been included in “Contract liabilities” line item in the statement of financial position at the beginning of each year.